Pension Plans and Other Postretirement Benefit Plans - Changes in Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	$ 102,236	$ 108,978
U.S. Treasury securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	3,673	672
Money market fund | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	6,511	8,311
US Gov't Agency Obligations | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	308	0
Mutual fund - equity | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	15,296	15,661
Common collective trust | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments measured at fair value	$ 76,448	$ 84,334